Supplemental Oil and Gas Information (Unaudited) - Discounted Future Net Cash Flows (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Discount rate	10.00%
United States
Discounted Future Net Cash Flows Relating to Proved Oil and Gas Reserves [Line Items]
Future cash inflows	$ 30,527	$ 131,979
Future production costs	(22,366)	(85,372)
Future development costs	(1,463)	(7,021)
Future income tax expense	0	0
Future net cash flows	6,698	39,586
10% annual discount	(4,111)	(22,569)
Standardized measures of discounted future net cash flows	$ 2,587	$ 17,017	$ 87,043